As filed with the Securities and Exchange Commission on May 5, 2000

                                           Registration Nos. 811-08791/333-53683

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.              [ ]

                       Post-Effective Amendment No.               [4]

                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 8                     [X]
                        (Check appropriate box or boxes)

                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

         256 Raceway Drive, Suite 11, Mooresville, North Carolina 28117
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (202) 778-9079

                               Donald Smith, Esq.
                             Kirkpatrick & Lockhart
          1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800

                            William P. Kovacs, Esq.
                        Conseco Capital Management, Inc.
              11815 N. Pennsylvania Street, Carmel, Indiana 46032
                   (Name and Address of Agent for Service)

Approximate date of proposed public Offering: As soon as practicable following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):
   ______ immediately upon filing pursuant to Rule 485 (b)
      X   on May 12, 2000 pursuant to Rule 485 (b)
   ______ 60 days after filing pursuant to Rule 485 (a)(1)
   ______ on [date] pursuant to Rule 485 (a)(1)
   ______ 75 days after filing pursuant to Rule 485 (a)(2)
   ______ on [date] pursuant to Rule 485 (a)(2)

                   CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

* Cover Sheet

Contents of Registration Statement:

* Part A -    Prospectus -
              Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 333-53683) filed on March 6, 2000.

* Part B-     Statement of Additional Information -
              Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 333-53683) filed on March 6, 2000.

* Part C-     Other Information

              Signature Pages

              Exhibits

                   CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23. Exhibits.

        (a)     Articles of Incorporation:
                --    Articles of Incorporation, incorporated herein by
                      reference to Exhibit No. 1 to Pre-Effective Amendment
                      No. 2 to the Registration Statement on Form N-1
                      (File No. 333-53683) filed on  September 2, 1998;
                      Amended and Restated Articles of Incorporation to be
                      filed.
        (b)     Bylaws
                --    By-Laws, incorporated herein by reference to Exhibit No. 2 to Pre-Effective Amendment No. 2 to the Registration
                      Statement on Form N-1 (File No. 333-53683) filed on
                      September 2, 1998;  Amended and Restated By-Laws to be
                      filed.
        (c)     Instruments Defining Rights of Security Holders
                --    Not Applicable.
        (d)     Investment Advisory Contracts
                --    Investment Advisory Agreements, incorporated by reference
                      to Exhibit No. 5 to the Pre-Effective Amendment No. 2 to
                      the Registration Statement on Form N-1A (File No.
                      333-53683) filed on September 2, 1998.
                --    Investment Advisory Agreements between Conseco Capital
                      Management, Inc. and Conseco StockCar Stocks Mutual Fund,
                      Inc. to be filed.
        (e)     Underwriting Contracts
                --    Underwriting Contracts, incorporated by reference to
                      Pre-Effective Amendment No. 2 to the Registration
                      Statement on Form N-1A (File No. 333-53683) filed on
                      September 2, 1998
                --    Principal Underwriting Agreement between Conseco Equity
                      Sales, Inc. and Conseco StockCar Stocks Mutual Fund, Inc.
                      to be filed.
        (f)     Bonus or Profit Sharing Contracts
                --    Not Applicable.

        (g)     Custodian Agreements
                --    Custodian Agreement, incorporated by reference to
                      Pre-Effective Amendment No. 2 to the Registration
                      Statement on Form N-1A (File No. 333-53683) filed on
                      September 2, 1998.
        (h)     Other Material Contracts
                --    Operating Services Agreement, incorporated by reference to
                      Pre-Effective Amendment No. 2 to the Registration
                      Statement on Form N-1A (File No. 333-53683) filed on
                      September 2, 1998.
                --    Investment Services Agreement, incorporated by reference
                      to Pre-Effective Amendment No. 2 to the Registration
                      Statement on Form N-1A (File No. 333-53683) filed on
                      September 2, 1998.
                --    Administration Agreement between Conseco StockCar Stocks
                      Mutual Fund, Inc. and Conseco Services, LLC to be filed.
        (i)     Legal Opinion
                --    Consent and Opinion of Counsel: To be filed.
        (j)     Consent of Independent Accountants
                --    To be filed.
        (k)     Omitted Financial Statements
                --    Not Applicable.
        (l)     Letter of Intent
                --    Not Applicable.
        (m)     Rule 12b-1 Plan
                --    Rule 12b-1 Plan , incorporated by reference to
                      Post-Effective Amendment No. 1 to the Registration
                      Statement on Form N-1A (File No. 333-53683) filed on
                      June 9, 1999.
                --    Rule 12b-1 Plan to be filed.
        (n)     Financial Data Schedule.
                --    None
        (o)     Rule 18f-3 Plan
                --    To be filed.

Item 24.  Persons Controlled by or under Common Control with Registrant

        The following information concerns the principal companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

        CONSECO, INC. (Indiana) - (publicly traded)

               Conseco Capital Management, Inc. (Delaware)

               Marketing Distribution Systems Consulting Group, Inc. (Delaware)

                               MDS of New Jersey, Inc. (New Jersey)

                Conseco Equity Sales, Inc. (Texas)

                Conseco Risk Management, Inc. (Indiana)

                Conseco Mortgage Capital, Inc. (Delaware)

                Conseco Group Risk Management Company (Mississippi)

                Conseco Finance (Delaware)

                                CIHC, Incorporated (Delaware)

                                Conseco Services, LLC (Indiana)

                                Conseco Marketing, LLC (Indiana)

                Conseco Securities, Inc. (Delaware)

                Bankers National Life Insurance Company (Texas)

                                National Fidelity Life Insurance Company
                                (Missouri)

                                Bankers Life Insurance Company of Illinois
                                (Illinois)

                                Bankers Life & Casualty Company (Illinois)

                        Certified Life Insurance Company (Illinois)

                Jefferson National Life Insurance Company of Texas (Texas)

                        Conseco Direct Life Insurance Company (Pennsylvania)

                        Conseco Annuity Assurance Company (Illinois)

                                Vulcan Life Insurance Company (Indiana)

                        Conseco Senior Health Insurance Company (Pennsylvania)

                                Continental Life Insurance Company (Texas)

                                United General Life Insurance Company (Texas)

                                Conseco Life Insurance Company of New York
                                (New York)

                        Conseco Variable Insurance Company (Texas)

                        Providential Life Insurance Company (Arkansas)

                        Washington National Corporation (Delaware)

                                Washington National Insurance Company (Illinois)

                                United Presidential Corporation (Indiana)

                                   United Presidential Life Insurance Company
                                   (Indiana)

                Wabash Life Insurance Company (Kentucky)

                                Conseco Life Insurance Company (Indiana)

                Lincoln American Life Insurance Company (Tennessee)

                                Pioneer Financial Services, Inc.  (Delaware)

                                   Geneva International Insurance Company, Inc.
                                   (Turks and Caicos Islands)

                    Pioneer Life Insurance Company (Illinois)

                         Health and Life Insurance Company of America (Illinois)

                         Manhattan National Life Insurance Company (Illinois)

                                Conseco Medical Insurance Company (Illinois)

                Capital American Financial Corporation (Ohio)

                                Conseco Health Insurance Company (Arizona)

                                Frontier National Life Insurance Company (Ohio)

                Consumer Acceptance Corporation (Indiana)

                    General Acceptance Corporation (Indiana)

                      NAL Financial Group, Inc. (Delaware)

                Conseco Series Trust (Massachusetts)*

                Conseco Fund Group (Massachusetts) (publicly held)**

                Conseco Strategic Income Fund (Massachusetts) (publicly held)***

* The shares of Conseco Series Trust currently are sold to insurance separate accounts, both affiliated and unaffiliated.
** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 35% of its shares.
*** The shares of the Conseco Strategic Income Fund, a closed-end management investment company, are traded on the New York Stock Exchange.

Item 25.  Indemnification

        Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 26. Business and Other Connections of Investment Adviser.

        Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

        The principal officers and directors of Conseco Capital Management, Inc. are as follows:

        Maxwell E. Bublitz, CEO, President and Director; Senior Vice President of Conseco, Inc.; President and Trustee of Conseco Fund Group; President and Trustee of Conseco Strategic Income Fund; President and Trustee of Conseco Series Trust.

        Gregory J. Hahn, Senior Vice President, Portfolio Analytics; Trustee of Conseco Fund Group; Trustee of Conseco Strategic Income Fund.

        Thomas A. Meyers, Senior Vice President, Director of Marketing

        Thomas J. Pence, Senior Vice President

        William P. Kovacs, Senior Counsel and Secretary; Chief Compliance Officer and Director; Vice President and Secretary of Conseco Fund Group; Vice President and Secretary of Conseco Strategic Income Fund; Vice President and Secretary of Conseco Series Trust; Vice President and Secretary Conseco Equity Sales, Inc.; Vice President and Secretary of Conseco Securities, Inc.

        Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

        Conseco Equity Sales, Inc. will serve as the Registrant's Principal Underwriter.

        The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each person listed is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

    Name and Principal         Positions and Offices                 Positions and Offices
    Business Address           with Principal Underwriter            with Registrant
    ----------------           --------------------------            ---------------
    L. Gregory Gloeckner       President                             None

    William P. Kovacs          Vice President, Senior Counsel,       Vice President and Secretary
                               Secretary, and Director

    James S. Adams             Senior Vice President, Treasurer,     Treasurer, Principal Financial
                               and Director                          and Accounting Officer

    William T. Devanney, Jr.   Senior Vice President, Corporate      Vice President, Corporate Taxes
                               Taxes

Item 28.  Location of Accounts and Records

        The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser, Conseco Capital Management, Inc., or the Custodian, Declaration Services Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania.

Item 29.  Management Services

        Declaration Services Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania.

Item 30.  Undertakings
        None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco StockCar Stocks Mutual Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Carmel, of the State of Indiana, on the 5th day of May, 2000.

                               CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                               By: /s/ Maxwell E. Bublitz
                               -----------------------------
                               Maxwell E. Bublitz
                               President (Principal Executive Officer)
                               and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                          Title                                   Date
---------                          -----                                   ----
/S/ MAXWELL E. BUBLITZ*                                                    May 5, 2000
------------------------------     President
Maxwell E. Bublitz                 (Principal Executive Officer) and Trustee


/S/ WILLIAM P. DAVES, JR.*                                                 May 5, 2000
------------------------------     Chairman of the Board and
William P. Daves, Jr.              Trustee

/S/ HAROLD W. HARTLEY*             Trustee                                 May 5, 2000
------------------------------
Harold W. Hartley

/S/ DR.  R. JAN LECROY*            Trustee                                 May 5, 2000
------------------------------
Dr. R. Jan LeCroy

/S/ Dr. JESSE H. PARRISH*          Trustee                                 May 5, 2000
------------------------------
Dr. Jesse H. Parrish

/S/ JAMES S. ADAMS                 Treasurer                               May 5, 2000
------------------------------
James S. Adams

/S/ DAVID N. WALTHALL*             Trustee                                 May 5, 2000
------------------------------
David N. Walthall

* /S/  William P. Kovacs
------------------------
William P. Kovacs
Attorney-in-fact


Exhibit
Number                    Exhibit
------                    -------
(a) Amended and Restated Articles of Incorporation - to be filed

(b) Amended and Restated By-Laws - to be filed

(d) Investment Advisory Agreement - to be filed

(e) Principal Underwriting Agreement - to be filed

(h) Administration Agreement - to be filed

(i) Consent and Opinion of Counsel - to be filed

(j) Consent of Independent Accountants - to be filed

(m) Rule 12b-1 Plan - to be filed

(o) Rule 18f-3 Plan - to be filed